UNITED STATES
                       SECURITES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -------------

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one): [_]  is a restatement.
                                 [_]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Atalanta Sosnoff Capital, LLC
          ---------------------------------
Address:  101 Park Avenue
          ---------------------------------
          New York, NY 10178
          ---------------------------------

Form 13F File Number:  28-01162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:   Kevin S. Kelly
        -------------------------------------------------
Title:  Chief Operating Officer & Chief Financial Officer
        -------------------------------------------------
Phone:  (212) 867-5000
        -------------------------------------------------

Signature, Place and Date of Signing:

/s/ Kevin S. Kelly             New York, N.Y.            07/10/08
-----------------------        ------------------        ----------
[Signature]                    [City, State]             [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
--------------------------------------------------------------------------------

Report Summary:


Number of Other Included Managers:          ONE
                                            ---


Form 13F Information Table Entry Total:     125
                                            ---


Form 13F Information Table Value Total:     6,460,231 (thousands)
                                            ---------


List of Other Included Managers:

No.   13F File Number   Name

 2    28-01974          Atalanta Sosnoff Management, LLC
---   ---------------   --------------------------------

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                                 June 30, 2008

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100    75905  1432990 SH       Sole                           1432990
ACE LIMITED ORD                COM              G0070K103    48329   877266 SH       Sole                            877266
AETNA INC                      COM              00817Y108    74935  1848868 SH       Sole                           1848868
ALLIANCEBERNSTEIN HLD LP UNIT  COM              01881G106     4200    76817 SH       Sole                             76817
AMERICAN TOWER CORP            COM              029912201    77427  1832581 SH       Sole                           1832581
ANNALY CAPITAL MANAGEMENT INC  COM              035710409     2227   143600 SH       Sole                            143600
APACHE CORP                    COM              037411105    78726   566375 SH       Sole                            566375
APPLE INC                      COM              037833100   142765   852633 SH       Sole                            852633
AT&T INC                       COM              00206R102    74958  2224945 SH       Sole                           2224945
CELGENE CORP                   COM              151020104   122087  1911494 SH       Sole                           1911494
CF INDUSTRIES HOLDINGS INC     COM              125269100     2109    13800 SH       Sole                             13800
CISCO SYS INC                  COM              17275R102   101005  4342443 SH       Sole                           4342443
COMPANHIA VALE DO RIO DOCE ADR COM              204412209    61048  1704286 SH       Sole                           1704286
CORNING INC                    COM              219350105    43562  1889883 SH       Sole                           1889883
CROWN CASTLE INTL CORP         COM              228227104     4189   108150 SH       Sole                            108150
CVS/CAREMARK CORP              COM              126650100    88598  2239025 SH       Sole                           2239025
DEVON ENERGY CORPORATION NEW   COM              25179M103    79590   662365 SH       Sole                            662365
DIAMOND OFFSHORE DRILLNG INC   COM              25271C102    88176   633724 SH       Sole                            633724
DISNEY WALT CO                 COM              254687106    63164  2024494 SH       Sole                           2024494
EQUINIX INC                    COM              29444U502     1713    19200 SH       Sole                             19200
GENERAL DYNAMICS CORP          COM              369550108    56594   672133 SH       Sole                            672133
GILEAD SCIENCES INC            COM              375558103   126683  2392498 SH       Sole                           2392498
GOLDMAN SACHS GROUP INC        COM              38141G104    53581   306355 SH       Sole                            306355
GOOGLE INC CL A                COM              38259P508   142704   271084 SH       Sole                            271084
HALLIBURTON CO                 COM              406216101     2569    48400 SH       Sole                             48400
HESS CORP                      COM              42809H107      669     5300 SH       Sole                              5300
HEWLETT PACKARD CO             COM              428236103   127867  2892265 SH       Sole                           2892265
IBM CORP                       COM              459200101   146875  1239140 SH       Sole                           1239140
INTEL CORP                     COM              458140100      403    18765 SH       Sole                             18765
ISHARES TRUST MSCI EAFE INDEX  COM              464287465      514     7490 SH       Sole                              7490
JANUS CAPITAL GROUP INC        COM              47102X105    45522  1719758 SH       Sole                           1719758
MASTERCARD INC                 COM              57636Q104     1328     5000 SH       Sole                              5000
MCDONALDS CORP                 COM              580135101    78449  1395388 SH       Sole                           1395388
MEDCOHEALTH SOLUTIONS INC      COM              58405U102   124130  2629877 SH       Sole                           2629877

                                Atalanta Sosnoff
                                    FORM 13F
                         Atalanta Sosnoff Capital, LLC
                                 June 30, 2008

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MICROSOFT CORP                 COM              594918104    54792  1991720 SH       Sole                           1991720
MOSAIC CO                      COM              61945A107    72643   502026 SH       Sole                            502026
NABORS INDUSTRIES LTD          COM              G6359F103     1723    35000 SH       Sole                             35000
NYSE EURONEXT                  COM              629491101     2599    51305 SH       Sole                             51305
OCCIDENTAL PETE CORP           COM              674599105   175484  1952859 SH       Sole                           1952859
ORACLE CORP                    COM              68389X105    69803  3323975 SH       Sole                           3323975
PHILIP MORRIS INTERNATIONAL IN COM              718172109    52348  1059894 SH       Sole                           1059894
POTASH CORP OF SASKATCHEWAN IN COM              73755L107    94560   413702 SH       Sole                            413702
QUALCOMM INC                   COM              747525103    68893  1552696 SH       Sole                           1552696
SCHLUMBERGER LTD               COM              806857108   140838  1310973 SH       Sole                           1310973
STANDARD & POORS DEPOSITARY    COM              78462F103     1798    14050 SH       Sole                             14050
TARGET CORP                    COM              87612E106    37610   808998 SH       Sole                            808998
TRANSOCEAN INC NEW             COM              G90073100   164145  1077139 SH       Sole                           1077139
UNION PAC CORP                 COM              907818108   104636  1385905 SH       Sole                           1385905
UNITED TECHNOLOGIES CORP       COM              913017109    48301   782834 SH       Sole                            782834
WEATHERFORD INTL LTD           COM              G95089101     1488    30000 SH       Sole                             30000
REPORT SUMMARY                 50 DATA RECORDS             3234262            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                                 June 30, 2008

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO BANK NV REV CONV LKD  CV BND           00083GQK3       62    85000 PRN      Sole                             85000
ABN AMRO BANK NV REV CONV LNK  CV BND           00078UWE6       91   115000 PRN      Sole                            115000
BARCLAYS BANK PLC REV CONV LKD CV BND           06738G5G1       36    40000 PRN      Sole                             40000
ABBOTT LABS                    COM              002824100    96962  1830500 SH       Sole                           1830500
ACE LIMITED ORD                COM              G0070K103    53537   971811 SH       Sole                            971811
AETNA INC                      COM              00817Y108    61568  1519083 SH       Sole                           1519083
AIR PRODS & CHEMS INC          COM              009158106      597     6036 SH       Sole                              6036
ALLIANCEBERNSTEIN HLD LP UNIT  COM              01881G106     2586    47292 SH       Sole                             47292
ALTRIA GROUP INC COM           COM              02209S103      858    41733 SH       Sole                             41733
AMERICAN EXPRESS CO            COM              025816109     1002    26605 SH       Sole                             26605
AMERICAN TOWER CORP            COM              029912201    58294  1379736 SH       Sole                           1379736
APACHE CORP                    COM              037411105    59720   429642 SH       Sole                            429642
APPLE INC                      COM              037833100   174836  1044173 SH       Sole                           1044173
AT&T INC                       COM              00206R102    81790  2427737 SH       Sole                           2427737
BANK OF AMERICA CORPORATION    COM              060505104      378    15822 SH       Sole                             15822
BEST BUY INC                   COM              086516101      797    20120 SH       Sole                             20120
BOEING CO                      COM              097023105     1023    15569 SH       Sole                             15569
CAPITAL ONE FINANCIAL CORP     COM              14040H105      611    16075 SH       Sole                             16075
CELGENE CORP                   COM              151020104   103122  1614554 SH       Sole                           1614554
CISCO SYS INC                  COM              17275R102    97627  4197226 SH       Sole                           4197226
COMPANHIA VALE DO RIO DOCE ADR COM              204412209    75174  2098653 SH       Sole                           2098653
CONOCOPHILLIPS                 COM              20825C104     1288    13647 SH       Sole                             13647
CORNING INC                    COM              219350105    38520  1671132 SH       Sole                           1671132
CROWN CASTLE INTL CORP         COM              228227104      329     8496 SH       Sole                              8496
CVS/CAREMARK CORP              COM              126650100    80415  2032220 SH       Sole                           2032220
DELL INC                       COM              24702R101      906    41400 SH       Sole                             41400
DEVON ENERGY CORPORATION NEW   COM              25179M103    64008   532690 SH       Sole                            532690
DIAMOND OFFSHORE DRILLNG INC   COM              25271C102    42829   307813 SH       Sole                            307813
DISNEY WALT CO                 COM              254687106    73080  2342297 SH       Sole                           2342297
E M C CORP MASS                COM              268648102      660    44925 SH       Sole                             44925
GENERAL DYNAMICS CORP          COM              369550108   104939  1246312 SH       Sole                           1246312
GENERAL ELECTRIC CO            COM              369604103     1330    49817 SH       Sole                             49817
GILEAD SCIENCES INC            COM              375558103   122886  2320800 SH       Sole                           2320800
GOLDMAN SACHS GROUP INC        COM              38141G104    60465   345710 SH       Sole                            345710
GOOGLE INC CL A                COM              38259P508   166891   317031 SH       Sole                            317031
GRAYD RESOURCE CORP            COM              388902108        1    10000 SH       Sole                             10000
HALLIBURTON CO                 COM              406216101     1173    22100 SH       Sole                             22100
HEINZ H J CO                   COM              423074103      823    17200 SH       Sole                             17200
HEWLETT PACKARD CO             COM              428236103   132487  2996770 SH       Sole                           2996770
IBM CORP                       COM              459200101   161429  1361928 SH       Sole                           1361928
INDIA FD INC                   COM              454089103      593    16758 SH       Sole                             16758
ISHARES TRUST KLD SELECT SOCIA COM              464288802      886    16500 SH       Sole                             16500
JANUS CAPITAL GROUP INC        COM              47102X105    10437   394277 SH       Sole                            394277
JOHNSON & JOHNSON              COM              478160104     1816    28227 SH       Sole                             28227

                                Atalanta Sosnoff
                                    FORM 13F
                        Atalanta Sosnoff Management, LLC
                                 June 30, 2008

                                                                                                               Voting Authority
                                                                                                          --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared    None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JPMORGAN CHASE & CO            COM              46625H100      224     6525 SH       Sole                              6525
KOHLS CORP                     COM              500255104      415    10375 SH       Sole                             10375
MACY'S INC                     COM              55616P104      336    17300 SH       Sole                             17300
MARATHON OIL CORP              COM              565849106     1648    31765 SH       Sole                             31765
MCDONALDS CORP                 COM              580135101    75956  1351043 SH       Sole                           1351043
MEDCOHEALTH SOLUTIONS INC      COM              58405U102   101631  2153197 SH       Sole                           2153197
MICROSOFT CORP                 COM              594918104   104793  3809261 SH       Sole                           3809261
MOSAIC CO                      COM              61945A107    52472   362625 SH       Sole                            362625
NABORS INDUSTRIES LTD          COM              G6359F103      443     9000 SH       Sole                              9000
NOKIA CORP SPONSORED ADR       COM              654902204      905    36950 SH       Sole                             36950
OCCIDENTAL PETE CORP           COM              674599105   189080  2104159 SH       Sole                           2104159
ORACLE CORP                    COM              68389X105    60599  2885650 SH       Sole                           2885650
PFIZER INC                     COM              717081103      210    12019 SH       Sole                             12019
PG&E CORP                      COM              69331C108     1144    28815 SH       Sole                             28815
PHILIP MORRIS INTERNATIONAL IN COM              718172109    64475  1305423 SH       Sole                           1305423
POTASH CORP OF SASKATCHEWAN IN COM              73755L107    90047   393956 SH       Sole                            393956
PRUDENTIAL FINANCIAL INC       COM              744320102      400     6700 SH       Sole                              6700
QUALCOMM INC                   COM              747525103    41910   944552 SH       Sole                            944552
SAFEWAY INC                    COM              786514208      587    20550 SH       Sole                             20550
SCHLUMBERGER LTD               COM              806857108   102543   954511 SH       Sole                            954511
STAPLES INC                    COM              855030102      392    16525 SH       Sole                             16525
TARGET CORP                    COM              87612E106    35211   757399 SH       Sole                            757399
TEXAS INSTRS INC               COM              882508104      661    23490 SH       Sole                             23490
TRANSOCEAN INC NEW             COM              G90073100   168504  1105741 SH       Sole                           1105741
UNION PAC CORP                 COM              907818108    97530  1291784 SH       Sole                           1291784
UNITED TECHNOLOGIES CORP       COM              913017109    91150  1477314 SH       Sole                           1477314
WAL MART STORES INC            COM              931142103     2000    35588 SH       Sole                             35588
WELLPOINT INC                  COM              94973V107     1023    21465 SH       Sole                             21465
WESCO INTERNATIONAL INC        COM              95082P105      514    12825 SH       Sole                             12825
WTS DIME BANCORP INC NEW       COM              25429Q110        6    20450 SH       Sole                             20450
DAVIS NEW YORK VENTURE FUND CL                  239080104      300 7816.838 SH       Sole                          7816.838
REPORT SUMMARY                 75 DATA RECORDS             3225969            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                       2